Stock-Based Compensation Expense - Schedule of RSUs (Details) - Time-Based Restricted Stock Units	12 Months Ended
Dec. 31, 2020 $ / shares shares
Number of RSUs
Non-vested at beginning of period (in shares) | shares	0
Granted (in shares) | shares	5,287,795
Released (in shares) | shares	194,306
Cancelled (in shares) | shares	66,958
Non-vested at end of period (in shares) | shares	5,026,531
Weighted-Average Grant Date Fair Value
Non-vested at beginning of period (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	31.5
Released (in dollars per share) | $ / shares	43.3
Cancelled (in dollars per share) | $ / shares	24.9
Non-vested at end of period (in dollars per share) | $ / shares	$ 31.2